Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued Expenses And Other Current Liabilities
NOTE 7:- ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses and other current liabilities consisted of the following:

	December 31,
	2020	2019
Current maturities of loan	$275	$246
Warranty provision	27	61
Accrued expenses	2,536	3,367
Other	16	—

	$2,854	$3,674